Derivative Liabilities (Details Narrative 1) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gain on derivatives			$ (91,720)
Private placement share exercise price			$ 3.00
Derivative Liabilities	76,097		106,176	3,074,504	1,573,859
Net change in fair value of derivative liabilities	(30,079)	1,001,550	(3,766,231)	359,530
Convertible notes payable, net of discounts [Member]
Derivative liabilities reclassified to equity			7,792,657
Private Placement Shares [Member]
Gain on derivatives				236,369
Allonges [Member]
Shares issuable under allonges			87,947
Non-employee warrant [Member]
Derivative liabilities reclassified to equity			$ 176,555